UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Annual Notice of Securities Sold
Pursuant to Rule 24F-2

Read instruction at end of form before preparing form.

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1.	Name and address of issuer:
	First Citicorp Life Variable Annuity Separate Account
	666 Fifth Avenue, 3rd Floor
	New York, NY 10103

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2.	The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)
                                                                          [X]

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3.	Investment Company Act File Number:
   	811-8732

   Securities Act File Number:
   	33-83354

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4(a).	Last day of fiscal year for which this Form is filed:
	December 31, 1998

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4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

                                                                         [  ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).	Check box if this is the last time the Issuer will be filing this Form.

                                                                         [  ]

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
5.	Calculation of registration fee

	(i)	Aggregate sale price of securities
		sold during the fiscal year pursuant
		to section 24(f):			                                    				$ 192,348,159

	(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:			                       	  $   10,187,918

	(iii)	Aggregate price of securities redeemed
 or repurchased during
 any prior fiscal year ending no
 earlier than October 11, 1995
 that were not previously used to
 reduce registration fees payable
 to the Commission:		                                 	  	0

	(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]		                           				-$  10,187,918

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]		                                        					$ 182,160,241


(vi)	Redemption credits available for	         	$ (		)
use in future years -- if Item 5(i) is
less than Item 5(iv)[subtract
Item 5(iv) from Item 5(i)]:



(vii)	Multiplier for determining
registration fee (See Instruction C.9):	                      			X  .000278

(viii)	Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):			                                  			=$  50,640.55
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


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here:		.  If there is a
number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
that number here:			.

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7.	Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                       +$	0

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8.	Total of the amount of the registration fee due plus any
 interest due [line 5 (vii) plus line 7]:

                                                             =$  50,640.55

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9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:		February 16, 1999

Method of Delivery:

		Wire Transfer		     	[X]
  Mail or other means		[ ]
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Walter C. Smith, Jr.
                     				Walter C. Smith, Jr.	 Vice President and Treasurer

Date:  2-18-99